INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Current:
U.S
Federal	—	—	1,290,009
State and local	—	—	367,441
Total current	—	—	1,657,450
Deferred:
U.S
Federal	—	—	96,804
State and local	—	—	(52,641)
Total deferred	—	—	44,163
Income tax expense	—	—	1,701,613

Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Loss before income tax	(16,432,308)	(42,397,279)	(71,476,322)
PRC preferential income tax rate as qualified TASE	15%	15%	15%
Income tax credit computed at PRC preferential income tax rate	(2,464,846)	(6,359,592)	(10,721,448)
Difference in income tax rates of overseas entities	2,492,721	5,286,487	10,549,985
Research and development super-deduction(a)	(230,126)	(718,979)	(569,016)
Non-deductible expenses	3,306	1,238	1,054
Changes in valuation allowance	198,945	1,790,846	2,277,418
State tax	—	—	291,500
Others	—	—	(127,880)
Income tax expense	—	—	1,701,613

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2019, 2020, and 2021.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2020	2021
	US$	US$
Deferred tax assets:
Net operating loss carry forward	2,722,293	4,949,000
Capitalized inventory	—	95,589
Unrealized foreign exchange gain/losses	—	39,166
Depreciation and amortization of property, equipment and software	7,428	79
Gross deferred tax assets	2,729,721	5,083,834
Less: valuation allowance	(2,729,721)	(5,007,139)
Deferred tax assets	—	76,695

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	—	(120,858)
Deferred tax liabilities	—	(120,858)
Total deferred tax liabilities, net	—	(44,163)

Schedule of movement of the valuation allowance

	2020	2021
	US$	US$
Balance as of January 1	938,875	2,729,721
Addition	1,790,846	2,277,418
Balance as of December 31	2,729,721	5,007,139